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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Belinda A. Brady
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
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DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING GROWTH PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO THE NASDAQ COMPOSITE INDEX(1)
----------------------------------------------------

                                              TOTAL RETURNS(2)
                              ------------------------------------------------
                                                                     AVERAGE
                                                        AVERAGE      ANNUAL
                                              ONE       ANNUAL        SINCE
                                  YTD        YEAR     FIVE YEARS    INCEPTION
                                 -----     ---------  -----------  -----------
PORTFOLIO--CLASS A..........        4.58%      -0.04%      10.73%       11.39%
PORTFOLIO--CLASS B..........        4.24       -0.29      N/A            6.86
INDEX--CLASS A..............        7.86        0.48       17.30%       15.87
INDEX--CLASS B..............        7.86        0.48      N/A           18.69

1.  The NASDAQ Composite Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Emerging Growth Portfolio invests primarily in growth-oriented equity securities of small-to-medium sized domestic corporations and, to a limited extent, foreign corporations. Such companies generally have gross revenues ranging from $10 million to $750 million.

For the nine months ended September 30, 1998, the Portfolio had a total return of 4.58% for the Class A shares and 4.24% for the Class B shares compared to a total return of 7.86% for the NASDAQ Composite Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of - 0.04% for the Class A shares and - 0.29% for the Class B shares compared to 0.48% for the Index. For the five-year period ended September 30, 1998, the average annual total return of Class A was 10.73% compared to 17.30% for the Index. From inception on November 1, 1989, through September 30, 1998, the average annual total return of Class A was 11.39% compared to 15.87% for the Index. From inception on January 2, 1996 through September 30, 1998, the average annual total return of Class B was 6.86% compared to 18.69% for the Index.

For the three months ended September 30, 1998 the Portfolio had a total return of -12.34% for the Class A shares and -12.50% for the Class B shares compared to -10.60% for the NASDAQ Composite Index, -22.36% for the Russell 2000 Growth Index and -20.15% for the Russell 2000 Index. This was accomplished in a difficult overall market environment where large capitalization stocks continued to outperform small caps, as evidenced by the S&P 500 total return of - 9.95%, ahead of both the Russell 2000 and the Russell 2000 Growth Indices.

Over the first nine months we have shifted the Portfolio's focus from healthcare and technology toward consumer discretionary (especially publishing and broadcasting), and financial services. We also reduced the number of issues in the Portfolio to 45 as of September 30, 1998. This has enabled us to take larger positions in our best ideas, while remaining diversified through our "farm team", or names which represent less than a 50 basis point position. We continue to feel that by taking larger positions we are best able to leverage our research efforts.

Our largest position at quarter end was Nielsen Media Research, at 9.5% of net assets. Nielsen is the leading provider of television information services in the U.S. and Canada, serving national and local customers including television networks and affiliates, independent stations, syndicates, cable networks, cable systems, advertisers, and their agencies. Nielsen Media is a small cap company which has spun off from its large cap parent which has led to selling pressure from index funds, combined with the skittishness of the overall market. We feel the stock is trading at a level which does not reflect its strong underlying fundamentals.

We steadily increased our position in Montana Power through the third quarter, which made up 4.5% of net assets at quarter end. Montana Power operates electric and natural gas utility systems in Montana. Its subsidiaries also mine and market coal, oil, gas, and telecommunications. We currently feel the telecommunications position of the business is undervalued.

Another name we have added in the third quarter is Cellular Communications International, which ended the quarter at 3.2% of net assets. Cellular Communications owns and operates cellular telephone systems in various markets. It is also involved in joint ventures to pursue opportunities in wireless communications businesses outside of the United States. Its 10% ownership of Omnitel, a dominant player in the Italian cellular market represents an exciting growth opportunity.

At quarter end the Portfolio held 45 positions and 5.10% in cash. The top ten holdings accounted for 53.9% of net assets.

Daniel R. Lascano
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                              VALUE
SHARES                                                        (000)
-------                                                      -------
COMMON STOCKS (94.1%)
  AUTO & TRANSPORTATION (1.0%)
    AIR TRANSPORT (1.0%)
 16,800   Continental Airlines, Inc., Class B                $   634
                                                             -------
  CONSUMER DISCRETIONARY (35.7%)
    ADVERTISING AGENCIES (8.2%)
 17,400   ADVO Inc.                                              425
 19,000   Getty Images, Inc.                                     318
367,300   R.H. Donnelly Corp.                                  4,546
                                                             -------
                                                               5,289
                                                             -------
    CABLE TELEVISION SERVICES (2.5%)
 44,000   Tele-Communications, Inc., Class A                   1,611
                                                             -------
    ENTERTAINMENT (1.3%)
296,600   Marquee Group, Inc.                                    853
                                                             -------
    HOUSEHOLD FURNISHINGS (0.3%)
  8,300   Furniture Brands International, Inc.                   162
                                                             -------
    PUBLISHING: NEWSPAPERS (5.4%)
 17,900   Harte-Hanks Communications, Inc.                       401
 38,700   Pulitzer Publishing Co.                              3,062
                                                             -------
                                                               3,463
                                                             -------
    RADIO & TV BROADCASTERS (0.5%)
  8,300   Metro Networks, Inc.                                   293
                                                             -------
    RESTAURANTS (4.9%)
 48,900   Foodmaker, Inc.                                        767
 92,350   Sonic Corp.                                          1,582
 21,900   Tricon Global Restaurants, Inc.                        854
                                                             -------
                                                               3,203
                                                             -------
    RETAIL (0.4%)
 14,500   Guitar Center, Inc.                                    270
                                                             -------
    SERVICE ORGANIZATIONS (0.0%)
  1,800   Loewen Group, Inc.                                      27
                                                             -------
    SERVICES: COMMERCIAL (12.2%)
602,261   Nielsen Media Research                               6,173
 65,200   Viad Corp.                                           1,748
                                                             -------
                                                               7,921
                                                             -------
  TOTAL CONSUMER DISCRETIONARY                                23,092
                                                             -------

                                                              VALUE
SHARES                                                        (000)
-------                                                      -------
  CONSUMER STAPLES (5.5%)
    FOODS (5.5%)
 27,006   Tootsie Roll Industries, Inc.                      $   952
 63,000   U.S. Foodservice, Inc.                               2,622
                                                             -------
  TOTAL CONSUMER STAPLES                                       3,574
                                                             -------
  FINANCIAL SERVICES (16.9%)
    DIVERSIFIED FINANCIAL SERVICES (0.8%)
 15,401   Mutual Risk Management Ltd.                            545
                                                             -------
    FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (0.4%)
  7,900   SunGard Data Systems, Inc.                             249
                                                             -------
    FINANCIAL MISCELLANEOUS (6.9%)
 71,000   CMAC Investment Corp.                                3,088
156,500   Indigo Aviation AB ADR                               1,350
                                                             -------
                                                               4,438
                                                             -------
    INSURANCE: MULTI-LINE (6.8%)
  9,300   Protective Life Corp.                                  335
 16,900   Reinsurance Group of America, Inc.                     996
 59,800   Reinsurance Group of America, Inc. (Non voting)      3,094
                                                             -------
                                                               4,425
                                                             -------
    INVESTMENT MANAGEMENT COMPANIES (2.0%)
 44,200   PIMCO Advisors Holdings L.P.                         1,298
                                                             -------
  TOTAL FINANCIAL SERVICES                                    10,955
                                                             -------
  HEALTH CARE (1.0%)
    DRUGS & PHARMACEUTICALS (1.0%)
 16,100   Medicis Pharmaceutical, Class A                        636
                                                             -------
  MATERIALS & PROCESSING (2.3%)
    BUILDING: CEMENT (2.3%)
 32,500   Southdown, Inc.                                      1,463
                                                             -------
  OTHER (5.2%)
    MULTI-SECTOR COMPANIES (5.2%)
111,400   Primark Corp.                                        3,398
                                                             -------
  PRODUCER DURABLES (7.0%)
    AEROSPACE (2.9%)
 45,000   Cordant Technologies, Inc.                           1,904
                                                             -------
    MISCELLANEOUS PRODUCER DURABLES (0.1%)
  6,300   SCP Pool Corp.                                          82
                                                             -------

                                                              VALUE
SHARES                                                        (000)
-------                                                      -------
    OFFICE FURNITURE & BUSINESS
     EQUIPMENT (4.0%)
116,800   Knoll, Inc.                                        $ 2,555
                                                             -------
  TOTAL PRODUCER DURABLES                                      4,541
                                                             -------
  TECHNOLOGY (5.8%)
    COMMUNICATIONS TECHNOLOGY (3.5%)
 66,900   American Tower Corp., Class A                        1,706
 14,900   L-3 Communications Corp.                               591
                                                             -------
                                                               2,297
                                                             -------
    COMPUTER SERVICES SOFTWARE &
     SYSTEMS (0.1%)
    900   Acxiom Corp.                                            22
  1,518   Structural Dynamics Research Corp.                      17
                                                             -------
                                                                  39
                                                             -------
    COMPUTER TECHNOLOGY (1.4%)
 16,600   Ingram Micro, Inc., Class A                            889
                                                             -------
    ELECTRONICS (0.8%)
 10,800   Loral Space & Communications                           159
 12,900   Sanmina Corp.                                          362
                                                             -------
                                                                 521
                                                             -------
  TOTAL TECHNOLOGY                                             3,746
                                                             -------
  UTILITIES (13.7%)
    UTILITIES: ELECTRICAL (4.5%)
 64,800   Montana Power Co.                                    2,896
                                                             -------
                                                              VALUE
SHARES                                                        (000)
-------                                                      -------

    UTILITIES: TELECOMMUNICATIONS (9.2%)
 77,700   Associated Group, Inc., Class B                    $ 2,443
 15,000   COMSAT Corp.                                           529
 36,200   Cellular Communications International, Inc.          1,977
 24,200   NTL, Inc.                                            1,034
                                                             -------
                                                               5,983
                                                             -------
  TOTAL UTILITIES                                              8,879
                                                             -------
TOTAL COMMON STOCKS (Cost $64,599)                            60,918
                                                             -------
TOTAL INVESTMENTS (94.1%) (Cost $64,599)                      60,918
                                                             -------

OTHER ASSETS AND LIABILITIES (5.9%)
  Other Assets                                                       8,851
  Liabilities                                                       (5,053)
                                                                  --------
                                                                     3,798
                                                                  --------
NET ASSETS (100%)                                                 $ 64,716
                                                                  --------
                                                                  --------

CLASS A:
--------
NET ASSETS                                                        $ 63,466
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 7,860,694 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                 $   8.07
                                                                  --------
                                                                  --------

CLASS B:
--------
NET ASSETS                                                        $  1,250
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 157,322 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                 $   7.95
                                                                  --------
                                                                  --------